Financial information, Accounting Classifications and Fair Values (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Level 1 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		$ 0	$ 0
Carrying Amount [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		400,430	313,491
Financial assets not measured at fair value [Abstract]
Financial assets		964,907	705,461
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(6,046)	(163)
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(1,295,414)	(1,473,711)
Carrying Amount [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(808,299)	(1,048,125)
Carrying Amount [Member] | Sale and Leaseback Liability [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(77,064)	(74,851)
Carrying Amount [Member] | Trade and Other Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(410,051)	(350,735)
Carrying Amount [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	267
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(765)
Carrying Amount [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		500	590
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(5,281)	(163)
Carrying Amount [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		8,935	8,007
Carrying Amount [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		381,872	297,581
Carrying Amount [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		9,123	7,046
Financial assets not measured at fair value [Abstract]
Financial assets		50,993	52,799
Carrying Amount [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	540,754	450,087
Carrying Amount [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		20,000	10,000
Carrying Amount [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		270,983	103,609
Carrying Amount [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		82,177	88,966
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Financial assets not measured at fair value [Abstract]
Financial assets		964,907	705,461
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Financial assets not measured at fair value [Abstract]
Financial assets		50,993	52,799
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	540,754	450,087
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		20,000	10,000
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		270,983	103,609
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		82,177	88,966
Carrying Amount [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		381,872	297,581
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		381,872	297,581
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | FVOCI Equity Instruments [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		18,558	15,910
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	267
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		500	590
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		8,935	8,007
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		9,123	7,046
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(6,046)	(163)
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Sale and Leaseback Liability [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Trade and Other Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Forward Foreign Exchange Contracts [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(765)
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Forward Freight Agreements [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(5,281)	(163)
Carrying Amount [Member] | Other Financial Liabilities [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(1,295,414)	(1,473,711)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(808,299)	(1,048,125)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Sale and Leaseback Liability [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(77,064)	(74,851)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Trade and Other Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(410,051)	(350,735)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Forward Foreign Exchange Contracts [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0
Carrying Amount [Member] | Other Financial Liabilities [Member] | Forward Freight Agreements [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Fair Value [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	267
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(765)
Fair Value [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		500	590
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(5,281)	(163)
Fair Value [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		8,935	8,007
Fair Value [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		381,872	297,581
Fair Value [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		9,123	7,046
Fair Value [Member] | Level 1 [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0
Fair Value [Member] | Level 1 [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Fair Value [Member] | Level 1 [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Fair Value [Member] | Level 1 [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		369,272	284,981
Fair Value [Member] | Level 1 [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Fair Value [Member] | Level 2 [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	267
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(765)
Fair Value [Member] | Level 2 [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		500	590
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(5,281)	(163)
Fair Value [Member] | Level 2 [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		8,935	8,007
Fair Value [Member] | Level 2 [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Fair Value [Member] | Level 2 [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Fair Value [Member] | Level 3 [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0
Fair Value [Member] | Level 3 [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Fair Value [Member] | Level 3 [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0
Fair Value [Member] | Level 3 [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		12,600	12,600
Fair Value [Member] | Level 3 [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		$ 9,123	$ 7,046

[1]	Excluding prepayments